Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A shares Ordinary shares	Class B shares Ordinary shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2020	$ 1		$ 1,060,510	$ 222,081	$ 1,988,980	$ 104,805	$ 3,376,377
Balance (in Shares) at Dec. 31, 2020	10,000
Share issuance	$ 800	$ 99					899
Share issuance (in Shares)	8,000,000	990,000
Share conversion	$ (1)	$ 1
Share conversion (in Shares)	(10,000)	10,000
Foreign currency translation loss						122,397	122,397
Net income					3,394,649		3,394,649
Statutory reserve				346,337	(346,337)
Balance at Dec. 31, 2021	$ 800	$ 100	1,060,510	568,418	5,037,292	227,202	6,894,322
Balance (in Shares) at Dec. 31, 2021	8,000,000	1,000,000
Share issuance	$ 300		9,584,612				9,584,912
Share issuance (in Shares)	3,000,000
Foreign currency translation loss						(611,144)	(611,144)
Net income					3,475,961		3,475,961
Statutory reserve				348,494	(348,494)
Balance at Dec. 31, 2022	$ 1,100	$ 100	10,645,122	916,912	8,164,759	(383,942)	19,344,051
Balance (in Shares) at Dec. 31, 2022	11,000,000	1,000,000
Foreign currency translation loss						(360,677)	(360,677)
Net income					1,218,714		1,218,714
Statutory reserve				196,258	(196,258)
Balance at Dec. 31, 2023	$ 1,100	$ 100	$ 10,645,122	$ 1,113,170	$ 9,187,215	$ (744,619)	$ 20,202,087
Balance (in Shares) at Dec. 31, 2023	11,000,000	1,000,000